Fresh Start Accounting (Notes)	12 Months Ended
Dec. 31, 2016
Fresh Start Accounting [Abstract]
Reorganization under Chapter 11 of US Bankruptcy Code Disclosure [Text Block]
Emergence From Chapter 11 Bankruptcy
On April 13, 2014 (the “Petition Date”), Momentive Performance Materials Holdings Inc. (the Company’s direct parent prior to October 24, 2014, “Old MPM Holdings”), the Company, and certain of our U.S. subsidiaries (collectively, the “Debtors”) filed voluntary petitions for reorganization (the “Bankruptcy Filing”) under Chapter 11 (“Chapter 11”) of the U.S. Bankruptcy Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the Southern District of New York (the “Court”). The Chapter 11 proceedings were jointly administered under the caption In re MPM Silicones, LLC, et al., Case No. 14-22503. The Company continued to operate its businesses as “debtors-in-possession” under the jurisdiction of the Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Court.
On June 23, 2014, the Company filed with the Court an amended version of the Chapter 11 plan of reorganization proposed by the Debtors (as amended, supplemented, or modified, the “Plan”) and accompanying disclosure statement (the “Disclosure Statement”). On the Effective Date, the Plan became effective and the Company emerged from the Chapter 11 proceedings.

On or following the Effective Date, and pursuant to the terms of the Plan, the following occurred:

•
payment in full in cash to general unsecured creditors (including trade creditors) and holders of claims arising from the $75 senior secured revolving credit facility (the “Cash Flow Facility”) and the $300 senior secured debtor-in-possession term loan facility (the “DIP Term Loan Facility”);

•	conversion of the Company’s then-existing asset-based revolving facility into an exit $270 asset-based revolving facility (the “ABL Facility”);

•
issuance of new 3.88% First-Priority Senior Secured Notes due 2021 (the “First Lien Notes”) and new 4.69% Second-Priority Senior Secured Notes due 2022 (the “Second Lien Notes”) to holders of the Company’s 8.875% First-Priority Senior Secured Notes due 2020 (the “Old First Lien Notes”) and 10% Senior Secured Notes due 2020 (the “Old Secured Notes”), respectively, and the cancellation of the Old First Lien Notes and the Old Secured Notes;

•
conversion of the Company’s 9.00% Springing Lien Dollar Notes due 2021 and 9.50% Springing Lien Euro Notes due 2021 (collectively, “Old Second Lien Notes”) into the new equity of the Successor Company (resulting in the issuance of 11,791,126 shares of common stock), subject to dilution by the management incentive plan and common stock issued in the rights offerings;

•
issuance of 36,197,874 shares of Successor Company common stock (including shares issued in connection with the backstop commitment of the rights offerings (the “Backstop Commitment”)) resulting from the exercise of subscription rights issued to holders of the Old Second Lien Notes in the $600 rights offerings and the “commitment premium” paid in shares to the backstop parties in respect of their backstop commitment;

•
exchange of all shares of Successor Company common stock for common stock of MPM Holdings Inc. and the contribution by MPM Holdings Inc. of all shares of the Successor Company common stock to its wholly-owned subsidiary, MPM Intermediate Holdings Inc., a result of which the Company became a wholly owned subsidiary of MPM Intermediate Holdings Inc.;

•	cancellation of the equity of the Predecessor Company;

•	cancellation of the Company’s 11.5% Senior Subordinated Notes due 2016 (the “Subordinated Notes”);

•
a recovery to the holders of Old MPM Holdings’ 11% Senior Discount Note due June 4, 2017 (“PIK Notes”) of $9, which represents the amount of the cash available at Old MPM Holdings as of the Effective Date, after taking into account administrative expenses; and

•	appointment of a new chief executive officer, chief financial officer and general counsel.
Backstop Commitment Agreement and Rights Offerings
Backstop Commitment Agreement
On May 9, 2014, the Company entered into the Backstop Commitment Agreement, as subsequently amended (the “BCA”), among the Company, Old MPM Holdings, and the commitment parties party thereto (the “Commitment Parties,” and each individually, a “Commitment Party”). The BCA provided that upon the satisfaction of certain terms and conditions, including the confirmation of the Plan, the Company would have the option to require each Commitment Party to purchase from the Company (on a several and not joint basis) its pro rata portion, based on such Commitment Party’s backstop commitment percentage, of the common stock of the reorganized Company (the “New Common Stock”) that is not otherwise purchased in connection with the Rights Offerings (described below) which were made in connection with the Plan (the “Unsubscribed Shares”). In consideration for their commitment to purchase the Unsubscribed Shares, the Commitment Parties received a commitment premium equal to $30 (the “BCA Commitment Premium”). The BCA Commitment Premium was payable in shares of New Common Stock; provided, that, if the BCA was terminated under certain circumstances, the BCA Commitment Premium would have been payable in cash. Pursuant to the terms of the BCA, the BCA Commitment Premium was deemed earned, nonrefundable and non-avoidable upon entry of the approval order by the Court.
The Company had recognized a $30 liability for the BCA Commitment Premium under the guidance for accounting for liability instruments. This amount is included in “Reorganization items, net” in the Consolidated Statements of Operations. Upon application of fresh-start accounting (see Note 3), on October 24, 2014, the BCA Commitment Premium was converted to equity in the Consolidated Balance Sheets.
The Company has agreed to reimburse the Commitment Parties for all reasonable fees and expenses incurred in connection with, among other things, the negotiation, preparation and implementation of the Rights Offerings, the Plan and any related efforts. In addition, the BCA requires that the Company and the other Debtors indemnify the Commitment Parties for certain losses, claims, damages, liabilities, costs and expenses arising out of or in connection with the BCA, the Plan and the related transactions. On June 23, 2014, the Court found that the terms and conditions of MPM’s Restructuring Support Agreement were fair, reasonable and the best available to the Debtors under the circumstances, and issued an order authorizing and directing the Debtors to enter into, execute, deliver and implement the BCA.The Court’s Order approving the Plan, entered on September 11, 2014, also requires the Company and the Debtors to indemnify the Commitment Parties for all fees, expenses, costs and liabilities incurred in connection with certain cases. The indenture trustees for the Old First Lien Notes and the Old Secured Notes commenced actions against certain of the Commitment Parties for alleged breaches of the applicable intercreditor agreement governing the rights and priorities of such parties.
Rights Offerings
On the Effective Date, all previously issued and outstanding shares of the Predecessor Company’s common stock were canceled, as were all other previously issued and outstanding equity interests. On the Effective Date, the Company issued 7,475,000 shares (the “1145 Rights Offering Stock”) of a new class of common stock, par value $0.01 per share, of the Company (the “New Common Stock”) pursuant to the rights offering under Section 1145 of the Bankruptcy Code (the “Section 1145 Rights Offering”) and 26,662,690 shares (the “4(a)(2) Rights Offering Stock”) of New Common Stock pursuant to the rights offering under section 4(a)(2) (the “4(a)(2) Rights Offering”) of the Securities Act of 1933, as amended (the “Securities Act). Additionally, the Company issued 2,060,184 shares of New Common Stock pursuant to the Backstop Commitment, including 1,475,652 shares of New Common Stock issued as consideration for the BCA Commitment Premium. A portion of the 1145 Rights Offering Stock issued to the Commitment Parties, and all of the 4(a)(2) Rights Offering Stock, are restricted securities under the Securities Act, and may not be offered, sold or otherwise transferred except in accordance with applicable restrictions. In addition, upon effectiveness of the Plan, the Company issued 11,791,126 shares of New Common Stock to holders of the Second Lien Notes pursuant to the Second Lien Notes Equity Distribution. Collectively, the Section 1145 Rights Offering and the 4(a)(2) Rights Offering are referred to as the “Rights Offerings”.
In accordance with the Plan, all shares of New Common Stock were automatically exchanged for one share of common stock, par value $0.01 per share, of Momentive, which contributed the shares of New Common Stock to its wholly-owned subsidiary, MPM Intermediate Holdings. As a result, the Company is a wholly owned subsidiary of MPM Intermediate Holdings.
The shares of New Common Stock described above were exempt from registration under the Securities Act pursuant to (i) Section 1145 of the Bankruptcy Code, which generally exempts from such registration requirements the issuance of securities under a plan of reorganization, and/or (ii) Section 4(a)(2) of the Securities Act because the issuance did not involve any public offering.

Registration Rights Agreement
On October 24, 2014, in connection with the emergence from Chapter 11, Momentive entered into a registration rights agreement with certain of its stockholders (the “Registration Rights Agreement”), which provides the stockholders party thereto certain registration rights.
Under the Registration Rights Agreement, Momentive is required to file a shelf registration statement (on Form S-3 if permitted) and use its reasonable best efforts to cause the registration statement to become effective for the benefit of all stockholders party to the Registration Rights Agreement. Any individual holder or holders of Momentive’s outstanding common stock party thereto can demand an unlimited number of “shelf takedowns,” which may be conducted in underwritten offerings so long as the total offering size is reasonably expected to exceed $50. To satisfy its obligations under the Registration Rights Agreement, Momentive filed a registration statement on Form S-1 (File No. 333-201338) on December 31, 2014, which became effective on July 2, 2015.
Each holder or holders party to the Registration Rights Agreement who own at least 10% of Momentive’s outstanding common stock, or held at least 10% of Momentive’s common stock as of the date of the Registration Rights Agreement and could reasonably be considered our affiliate, have Form S-1 demand registration rights, which may be conducted in an underwritten offering, as long as the total offering price is reasonably expected to be at least $50, and which may not exceed two in any six month period or eight in total, subject to certain exceptions and to customary cutback provisions. In addition, a holder of at least 10% of Momentive’s common stock has unlimited Form S-3 demand registration rights, which may be conducted in underwritten offerings, as long as the total offering price is reasonably expected to be at least $50, subject to customary cutback provisions.
Each stockholder party to the Registration Rights Agreement has unlimited piggyback registration rights with respect to underwritten offerings, subject to certain exceptions and limitations.
The foregoing registration rights are subject to certain cutback provisions and customary suspension/blackout provisions. We have agreed to pay all registration expenses under the Registration Rights Agreement. In connection with the registrations described above, Momentive has agreed to indemnify the stockholders against certain liabilities.
The Registration Rights Agreement also contains certain holdback agreements that apply to each stockholder party to the Registration Rights Agreement. Generally, without Momentive’s prior consent and subject to limited exceptions, the stockholders party to the Registration Rights Agreement have agreed to, if requested, enter into an agreement not to publicly sell or distribute Momentive’s equity securities beginning ten days prior to the pricing of Momentive’s initial public offering for the 180-day period following the closing date of Momentive’s initial public offering and, if participating in a future shelf takedown or other underwritten public offering, beginning ten days prior to the pricing of that offering and for the 90-day period following the closing date of such offering.
Fresh Start Accounting
In connection with the Company’s emergence from Chapter 11, the Company applied the provisions of fresh start accounting to its financial statements as (i) the holders of existing voting shares of the Predecessor Company received less than 50% of the voting shares of the emerging entity and (ii) the reorganization value of the Company’s assets immediately prior to confirmation was less than the post-petition liabilities and allowed claims. The Company applied fresh start accounting as of October 24, 2014.

Upon the application of fresh start accounting, the Company allocated the reorganization value to its individual assets based on their estimated fair values. Reorganization value represented the fair value of the Successor Company’s assets before considering liabilities. The excess reorganization value over the fair value of identified tangible and intangible assets was reported as goodwill.
Reorganization Value
In support of the Plan, the enterprise value of the Successor Company was estimated to be in the range of $2.0 billion to $2.4 billion as of the Effective Date. Based on the estimates and assumptions used in determining the enterprise value, as further discussed below, the Company estimated the enterprise value to be $2.2 billion, which was approved by the Court.

The Company estimated the enterprise value of the Successor Company utilizing the discounted cash flow method. To estimate fair value utilizing the discounted cash flow method, the Company established an estimate of future cash flows based on the financial projections and assumptions utilized in the Company’s disclosure statement, which were derived from earnings forecasts and assumptions regarding growth and margin projections. A terminal value was included, and was calculated using the constant growth method based on the projected cash flows of the final year of the forecast period.
The discount rate of 11% was estimated based on an after-tax weighted average cost of capital (“WACC”) reflecting the rate of return that would be expected by a market participant. The WACC also takes into consideration a company-specific risk premium, reflecting the risk associated with the overall uncertainty of the financial projections used to estimate future cash flows.
The fair value of debt obligations represents $36 of debt payable within one year and $1,166 of long-term debt. The fair value of long-term debt was determined based on a market approach utilizing current market yields, and was estimated to be approximately 87% of par value.
The fair value of pension liabilities was determined based upon assumptions related to discount rates and expected return on assets, as well as certain other assumptions related to various demographic factors.
The following table reconciles the enterprise value to the estimated reorganization value as of the Effective Date:

Enterprise value	$2,200
Plus: Excess cash and cash equivalents	80
Plus: Excess working capital	124
Plus: Fair value of non-debt and non-pension liabilities	646
Reorganization value of Successor assets	$3,050
The fair value of non-debt liabilities represents total liabilities of the Successor Company on the Effective Date, less debt payable within one year, long-term debt and pension and postretirement benefit obligations.
Consolidated Statement of Financial Position
The adjustments set forth in the following consolidated Balance Sheet reflect the effect of the consummation of the transactions contemplated by the Plan (reflected in the column “Reorganization Adjustments”) as well as fair value adjustments as a result of the adoption of fresh-start accounting (reflected in the column “Fresh Start Adjustments”). The explanatory notes highlight methods used to determine fair values or other amounts of the assets and liabilities as well as significant assumptions or inputs.

	Predecessor Company	Reorganization Adjustments		Fresh Start Adjustments		Successor Company
Assets
Current assets:
Cash and cash equivalents	$162	$91	(a)	$—		$253
Accounts receivable	335	—		—		335
Inventories:
Raw materials	131	—		3	(a)	134
Finished and in-process goods	315	—		15	(a)	330
Deferred income taxes	9	56	(b)	(11)	(b)	54
Other current assets	74	—		—		74
Total current assets	1,026	147		7		1,180
Investment in unconsolidated entities	10	—		8	(c)	18
Deferred income taxes	4	—		5	(b)	9
Other long-term assets	24	—		—		24
Property and equipment:
Land	71	—		8	(d)	79
Buildings	371	—		(74)	(d)	297
Machinery and equipment	1,479	—		(684)	(d)	795
	1,921	—		(750)		1,171
Less accumulated depreciation	(1,050)	—		1,050	(d)	—
	871	—		300		1,171
Goodwill	358	—		(134)	(e)	224
Other intangible assets, net	398	—		26	(f)	424
Total assets	$2,691	$147		$212		$3,050
Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$260	$38	(c)	$—		$298
Debt payable within one year	1,850	(1,814)	(d)	—		36
Interest payable	6	(6)	(e)	—		—
Income taxes payable	5	—		—		5
Deferred income taxes	9	—		9	(g)	18
Accrued payroll and incentive compensation	44	12	(f)	—		56
Other current liabilities	86	(25)	(g)	6	(h)	67
Total current liabilities	2,260	(1,795)		15		480
Long-term liabilities:
Long-term debt	7	1,159	(h)	—		1,166
Pension liabilities	133	165	(i)	41	(h)	339
Deferred income taxes	55	57	(j)	28	(g)	140
Other long-term liabilities	54	9	(k)	5	(i)	68
Liabilities subject to compromise	2,026	(2,026)	(l)	—		—
Total liabilities	4,535	(2,431)		89		2,193
(Deficit) Equity
Common stock (Successor)	—	—	(m)	—		—
Additional paid-in capital (Successor)	—	857	(m)	—		857
Common stock (Predecessor)	—	—	(n)	—		—
Additional paid-in capital (Predecessor)	713	(713)	(n)	—		—
Accumulated other comprehensive income	211	—		(211)	(j)	—
(Accumulated deficit) retained earnings	(2,768)	2,434	(o)	334	(j)	—
Total (deficit) equity	(1,844)	2,578		123		857
Total liabilities and (deficit) equity	$2,691	$147		$212		$3,050
Reorganization Adjustments

(a)	Reflects the net cash received as of the Effective Date from implementation of the Plan:

Sources:
Proceeds from the Rights Offerings	$600
Uses:
Claims paid at emergence	(11)
Repayment of DIP Term Loan	(300)
Repayment of DIP ABL Facility	(144)
Repayment of Cash Flow Facility	(20)
Other fees and expenses	(34)
Total uses	(509)
Net cash received	$91
Other fees and expenses primarily represent $6 of accrued and unpaid interest and $28 for success and other professional fees which is included in “Reorganization items, net” in the Consolidated Statements of Operations. A portion of the net cash received has been earmarked for future use and was not paid out on the Effective Date.

(b)
Represents the deferred tax asset impact of the reorganization adjustments, resulting from recognizing certain reorganization costs deductible in future periods in addition to the change in valuation allowance resulting from the tax attribute reduction.

(c)
Represents $53 of claims expected to be satisfied in cash that were reclassified from “Liabilities subject to compromise”. Also represents the payment of $21 of previously accrued professional fees related to the Bankruptcy Filing and the accrual of an additional $6 of success fees.

(d)
On the Effective Date, the Company repaid $300 in outstanding DIP Term Loans, $144 in outstanding borrowings under the DIP ABL Facility and $20 in outstanding borrowings under the Cash Flow Facility in full, and issued replacement notes to holders of the $1,100 in outstanding Old First Lien Notes and $250 in outstanding Old Second Lien Notes (which are classified as “Long-term debt”). The Company’s Senior Subordinated Notes were canceled on account of the subordination provisions set forth in the indenture to such notes.

(e)	On the Effective Date, the Company repaid $6 of accrued unpaid interest.

(f)	Represents $12 of accrued incentive compensation expected to be satisfied in cash that was reclassified from “Liabilities subject to compromise”.

(g)	Represents the reclassification of the BCA Commitment Premium of $30 to equity, partially offset by $5 of other current liabilities that were reclassified from “Liabilities subject to compromise”.

(h)
Represents the issuance of replacement notes to holders of the $1,100 in outstanding Old First Lien Notes due 2021 and $250 in outstanding Old Second Lien Notes due 2022. The replacement notes were recorded at estimated fair value, which was determined based on a market approach utilizing current market yields.

(i)	Represents $165 of pension liabilities that were reclassified from “Liabilities subject to compromise”.

(j)
Represents the deferred tax liability impact of the reorganization adjustments, resulting from the reduction of the Company’s tax attributes and tax basis of fixed assets and intangibles as a result of the cancellation of debt excluded from taxable income, net of valuation allowance previously recorded.

(k)	Represents $9 of other long-term liabilities that were reclassified from “Liabilities subject to compromise”.

(l)     Liabilities subject to compromise were settled as follows in accordance with the Plan:

Liabilities subject to compromise (“LSTC”)	$2,026
Cash payments at emergence from LSTC	(11)
Liabilities reinstated at emergence:
Pension liabilities	(165)
Accounts payable	(53)
Accrued payroll and incentive compensation	(12)
Other current liabilities	(5)
Other long-term liabilities	(9)
Total liabilities reinstated at emergence	(244)
Fair value of equity issued at emergence	(227)
Gain on settlement of LSTC	$1,544

(m)	Reflects the issuance of 47,989,000 shares of New Common Stock pursuant to the Rights Offerings, Second Lien Notes Equity Distribution and Backstop Commitment.

(n)	Reflects the cancellation of Predecessor Company equity to accumulated deficit.

(o)	Reflects the cumulative impact of the reorganization adjustments discussed above:

Gain on settlement of LSTC	$1,544
Fair value adjustments to debt	191
Success and other fees recognized at emergence	(13)
Net gain on reorganization adjustments	1,722
Tax impact on reorganization adjustments	(1)
Cancellation of Predecessor Company equity	713
Net impact to Accumulated deficit	$2,434
The net gain on reorganization adjustments has been included in “Reorganization items, net” in the Consolidated Statements of Operations.
Fresh Start Adjustments

(a)	Reflects the adjustments made to record inventories at their estimated fair value, which was determined as follows:

•
Fair value of finished goods inventory was determined based on the estimated selling price less costs to sell, including disposal and holding period costs, and a reasonable profit margin on the selling and disposal effort.

•
Fair value of in-process goods inventory was determined based on the estimated selling price once completed less total costs to complete the manufacturing effort, costs to sell, including disposal and holding period costs, and a reasonable profit margin on the remaining manufacturing, selling and disposal effort.

•	Fair value of raw materials inventory was determined based on current replacement costs.

(b)	Represents the deferred tax asset impact of the fresh start adjustments, resulting from the recognition of deductible goodwill in the U.S. and foreign jurisdictions, net of valuation allowance.

(c)
Reflects the adjustment made to record the Company’s ownership interest in Zhejiang Xinan Momentive Performance Materials Co., Ltd, a joint venture in China which manufactures siloxane, at its estimated fair value.

(d)
Reflects the adjustments made to record property, plant and equipment at its estimated fair value. Depreciable lives were also revised to reflect the remaining estimated useful lives of the related property, plant and equipment which range from 1 to 40 years. Fair value was determined as follows:

•
The market, sales comparison or trended cost approach was utilized to estimate fair value for land and buildings. This approach relies upon recent sales, offerings of similar assets or a specific inflationary adjustment to original purchase price to arrive at a probable selling price.

•
The cost approach was utilized to estimate fair value for machinery and equipment. This approach considers the amount required to construct or purchase a new asset of equal utility at current market prices, with adjustments in value for physical deterioration and functional and economic obsolescence. Physical deterioration is an adjustment made in the cost approach to reflect the real operating age of an asset with regard to wear and tear, decay and deterioration that is not prevented by maintenance. Functional obsolescence is an adjustment made to reflect the loss in value or usefulness of an asset caused by inefficiencies or inadequacies of the asset, as compared to a more efficient or less costly replacement asset with newer technology. Economic obsolescence is an adjustment made to reflect the loss in value or usefulness of an asset due to factors external to the asset, such as the economics of the industry, reduced demand, increased competition or similar factors. The estimated fair value of machinery and equipment reflects an economic obsolescence adjustment of $343.

Depreciable lives were revised to reflect the remaining estimated useful lives as follows (in years):

Buildings	10 to 40 years
Machinery and equipment	1 to 20 years

(e)
Reflects the adjustments made to record the elimination of the Predecessor goodwill balance of $358 and to record Successor goodwill of $224, which represents the reorganizational value of assets in excess of amounts allocated to identified tangible and intangible assets.

(f)
Reflects the adjustments made to write-off Predecessor other intangible assets of $398 and to record $424 in estimated fair value of Successor other intangible assets. Fair value was comprised of the following:

•Trademarks of $60 were valued using the relief from royalty income approach based on the following significant assumptions:

i)	Forecasted net sales attributable to the trademarks for the period ranging from October 24, 2014 to December 31, 2033;

ii)	Royalty rates ranging from 0.25% to 1.5% of expected net sales determined with regard to comparable market transactions and profitability analysis;

iii)	Discount rates ranging from 12.0% to 14.0%, which were based on the after-tax weighted average cost of capital (“WACC”); and

iv)	Economic lives ranging from 6 to 11 years.

•	Technology based intangible assets of $105 were valued using the relief from royalty income approach based on the following significant assumptions:

i)	Forecasted net sales attributable to the respective technologies for the period ranging from October 24, 2014 to December 31, 2033;

ii)
Royalty rates ranging from 1.0% to 3.5% of expected net sales determined with regard to expected cash flows of the respective technologies and the overall importance of respective technologies to product offering;

iii)	Discount rates ranging from 12.0% to 14.0%, which were based on the after-tax WACC; and

iv)	Economic lives ranging from 8 to 11 years.

•
Customer related intangible assets of $223 were valued using the multi-period excess earnings income approach, incorporating distributor inputs, and were based on the following significant assumptions:

i)	Forecasted net sales and profit margins attributable to the current customer base for the period ranging from October 24, 2014 to December 31, 2034;

ii)	Attrition rates ranging from 5.0% to 15.0%;

iii)	Discount rates ranging from 14.0% to 15.0%, which were based on the after-tax WACC; and

iv)	Economic lives ranging from 6 to 13 years.

•	In-process research and development (“IPR&D”) of $36 was valued using a cost approach based on the following significant assumptions:

i)	The estimated cost to recreate the respective IPR&D projects, incorporating a margin based on a reasonable developer’s profit; and

ii)	An indefinite economic life until the respective IPR&D projects are completed and placed in service, at which time each project will be assigned an estimated useful life.

(g)
Represents the deferred tax liability impact of the fresh start adjustments, resulting primarily from the book adjustment made to property, plant, and equipment that increases the future taxable temporary differences recorded net of valuation allowances.

(h)
Reflects the adjustment made to remeasure pension liabilities, which was determined based upon assumptions related to discount rates and expected return on assets, as well as certain other assumptions related to various demographic factors. The resulting adjustment was recoded in “Other comprehensive loss” in the Predecessor Company’s Consolidated Statement of Other Comprehensive Income.

(i)	Primarily reflects the adjustment made to record certain environmental liabilities at estimated fair value.

(j)	Reflects the cumulative impact of the fresh start accounting adjustments discussed above and the elimination of the Predecessor Company’s accumulated other comprehensive income:

Establishment of Successor goodwill	$224
Elimination of Predecessor goodwill	(358)
Establishment of Successor other intangible assets	424
Elimination of Predecessor other intangible assets	(398)
Property, plant and equipment fair value adjustment	300
Pension liability remeasurement adjustment	(47)
Other assets and liabilities fair value adjustment	21
Elimination of Predecessor Company accumulated other comprehensive income	211
Net gain on fresh start adjustments	377
Tax impact on fresh start adjustments	(43)
Net impact on accumulated deficit	$334
The net gain on fresh start adjustments has been included in “Reorganization items, net” in the Consolidated Statements of Operations.